Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Revenue					$ 0	$ 550,000
TOTAL REVENUE					0	550,000
COST OF EQUIPMENT SOLD
Cost of equipment sold					0	350,000
TOTAL COST OF EQUIPMENT SOLD					0	350,000
GROSS PROFIT					0	200,000
General and Administrative Expenses
Professional fees	$ 209,552	$ 189,842	$ 342,128	$ 291,740	494,926	416,989
Officers’ salaries and payroll taxes	121,335	123,036	257,968	236,273	479,933	300,732
Marketing fees	8,836	352	23,832	93,599	226,975	174,892
Travel and entertainment	16,614	6,373	22,141	18,448	42,696	22,953
Other general and administrative expenses	189,278	115,636	404,727	238,291	666,358	222,229
Total general and administrative expenses	545,615	435,239	1,050,796	878,351	1,910,888	1,137,795
LOSS FROM OPERATIONS	(545,615)	(435,239)	(1,050,796)	(878,351)	(1,910,888)	(937,795)
OTHER INCOME (EXPENSE)
Change in fair value of derivative	(20,484)	0	10,109	243,653	234,654	(1,269,266)
Other income (expense)	(6,069)	(97,609)	2,323	(132,414)	(93,732)	0
Loss on settlement of liabilities	0	0	(196,159)	0
Interest income (expense), net	(46,422)	(1,266)	(94,093)	(125,712)	(172,614)	(830,405)
Total other income (expense)	(72,975)	(98,875)	(277,820)	(14,473)	(31,692)	(2,099,671)
LOSS BEFORE TAXES	(618,590)	(534,114)	(1,328,616)	(892,824)	(1,942,580)	(3,037,466)
TAXES	925	0	925	0	0	0
NET LOSS			(1,329,541)	(892,824)	(1,942,580)	(3,037,466)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	19,268	43,463	13,650	57,433	27,442	(42,444)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	19,268	43,463	13,650	57,433	27,442	(42,444)
COMPREHENSIVE LOSS	(600,247)	(490,651)	(1,315,891)	(835,391)	(1,915,138)	(3,079,910)
NET LOSS	$ (619,515)	$ (534,114)	$ (1,329,541)	$ (892,824)	$ (1,942,580)	$ (3,037,466)